UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-PX
                                    --------

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                Man-Glenwood Lexington Associates Portfolio, LLC

                  Investment Company Act File Number: 811-21285

                                   Registrant
                Man-Glenwood Lexington Associates Portfolio, LLC
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606
                                 (312)-881-6500

                                Agent For Service
                                Kirsten Ganschow
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2007 to June 30, 2008
                                    --------

    DATE        NAME OF FUND              PROPOSED RESOLUTIONS              PROPOSED BY     MGT POSITION         DECISION MADE
              Steel Partners
  8/31/07     II, L.P.           Restructuring of the Limited Partnership    Management          For        Approve of the changes
              Greywolf           Amended Partnership Agreement,                                             Consent to the changes
              Capital            including changes to liquidity, side                                       and select 10% side
  10/3/07     Partners II LP     pocket provisions, and leverage.            Management          For        pocket allocation
              Polar Capital
              Japan Absolute
              Return Fund        Changes to Articles of Association and
  10/30/07    Limited            to the fund name.                           Management          For        Consent to the changes
              Greywolf                                                                                      Consent to the changes
              Capital            Changes to legal documents regarding                                       and Vote For the
  12/14/07    Partners II LP     special investments and liquidity terms     Management          For        resolution
                                                 --------

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Man-Glenwood Lexington Associates Portfolio, LLC

/s/ John B. Rowsell

President

Date:  August xx, 2008